Offerings - Offering: 1	Feb. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	2,246,095
Proposed Maximum Offering Price per Unit	31.89
Maximum Aggregate Offering Price	$ 71,627,969.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,966.24
Offering Note	(1) Pursuant to Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional ordinary shares, no par value per share (“Ordinary Shares”) of Fiverr International Ltd. (the “Registrant”), which may become issuable under the 2019 Share Incentive Plan (the “2019 Plan”) by reason of any share split, share dividend, recapitalization or other similar transaction. (2) Consists of 2,246,095 Ordinary Shares that may become issuable under the 2019 Plan pursuant to its terms. (3) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Ordinary Shares of $31.89, as reported on the New York Stock Exchange, on February 12, 2025.